Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carry forwards	$ 4,981,536	$ 1,934,559
Provision for doubtful debts	2,039,292	1,439,947
Rou assets and lease liabilities	1,226,495
Impairment of inventory	2,446,724	398,578
Impairment of intangible assets	803,418
Impairment of long-term investment	599,928	163,420
Deferred tax assets, gross	12,097,393	3,936,504
Less: valuation allowance	(10,605,326)	(3,936,504)	$ (1,218,319)
Total deferred tax assets, net	1,492,067
Deferred tax liabilities
Finance lease right-of-use assets	1,492,067
Assets acquired in the asset acquisition	195,327	199,583
Total deferred tax liabilities	1,687,394	199,583
Deferred tax assets, net
Deferred tax liabilities	$ 195,327	$ 199,583